Other liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Deferred sales	$ 17,418	$ 30,727
Derivatives	12,524	61,387
Accrued pension and post-retirement benefit liability	80,737	68,255
Lease obligation	12,869	0
Other	63,452	61,265
Total other liabilities	187,000	221,634
Less current portion	(33,073)	(79,573)
Net	$ 153,927	$ 142,061